Contingency and Contractual Obligations (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2010	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Landlord received claims	$ 247,348
Accrued rent		114,837
Maximum lease obligations		$ 1,596,329